Accounting Pronouncements Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 29,507,000	$ (15,426,000)	$ 17,630,000	$ 4,621,000
Other current assets (note 2)	4,400,000		4,400,000			$ 0
Increase in investments in equity accounted joint ventures	1,118,361,000		1,118,361,000			1,094,596,000
Equity	1,913,169,000		1,913,169,000			1,931,423,000
Accounts receivable	25,732,000		25,732,000			$ 24,054,000
Net Cash Provided by (Used in) Operating Activities			(58,227,000)	(151,138,000)
Scheduled repayments of long-term debt			173,488,000	162,315,000
Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	1,100,000		900,000
Accounts receivable	(4,400,000)		(4,400,000)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current assets (note 2)	3,400,000		3,400,000
Increase in investments in equity accounted joint ventures	300,000		300,000
Equity	$ 3,700,000		$ 3,700,000
Cumulative effect of new accounting principle in period of adoption					$ 2,700,000
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounts Receivable | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of new accounting principle in period of adoption					$ 0
Restatement Adjustment | Accounting Standards Update 2016-15
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Provided by (Used in) Operating Activities				25,700,000
Scheduled repayments of long-term debt				$ 25,700,000